Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business (Tables)	12 Months Ended
Dec. 31, 2024
Statement [line items]
Summary of Combined Condensed Fair Value Information of the Assets Acquired and Liabilities
The following table presents the combined condensed fair value information
of the assets acquired and liabilities assumed that were integrated into Cemex in connection with the acquisition of
RC-Baustoffe
Berlin in 2024 and of Kiesel, Atlantic Minerals and SHTANG in 2023.

	2024	2023
Current assets	$2	30
Property, machinery and equipment	8	89
Other non-current assets and goodwill	5	25

Total assets	15	144
Current liabilities	1	17
Non-current liabilities	9	19

Total liabilities	10	36

Net assets acquired	$5	108

Summary of Purchase Price Allocation
The following table presents combined condensed information of the statement of financial position of the operations held for sale in the Dominican Republic as of December 31, 2024, and as of the date of sale in 2024 of Guatemala and the Philippines.

2024
Current assets	$326
Property, machinery and equipment	733
Other non-current assets and goodwill	161

Total assets	1,220
Current liabilities	291
Non-current liabilities	113

Total liabilities	404

Net assets sold or held for sale	$816

Summary of Condensed Combined Information of the Statement of Income of Discontinued Operations
The following table presents condensed combined information of the statements of income of: a) the operations in the Philippines for the period from January 1 to December 2, 2024 and the years 2023 and 2022; b) the operations in Guatemala for the period from January 1 to September 10, 2024 and the years 2023 and 2022; c) the operations in the Dominican Republic for the years 2024, 2023 and 2022; d) Neoris’ operations for the period from January 1 to October 25, 2022; and e) the operations in Costa Rica and El Salvador for the period from January 1 to August 31, 2022.

	2024	2023	2022
Revenues	$737	833	1,127
Cost of sales, operating expenses and other expenses, net	(633)	(732)	(882)
Financial expenses, net, and others	9	25	(22)

Earnings before income tax	113	126	223
Income tax	(109)	(46)	(44)

Result of discontinued operations	4	80	179
Net disposal result	43	—	304

Net result of discontinued operations	$47	80	483

Summary of Consolidating Income Statements by Reportable Segment
Selected information of the consolidated statements of income by reportable segment for the years 2024, 2023 and 2022, excluding the share of profits of equity accounted investments by reportable segment that is included in note 14.1, was as follows:

2024		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	4,881	(136)	4,745	1,475	207	1,268	(26)	(38)	(269)
United States		5,194	—	5,194	1,031	514	517	(4)	(74)	(33)
EMEA
United Kingdom		953	—	953	186	91	95	(6)	(14)	15
France		756	—	756	34	42	(8)	(56)	(16)	1
Germany		476	(52)	424	23	34	(11)	2	(3)	(5)
Poland		543	(1)	542	100	27	73	(1)	(3)	—
Spain		455	(46)	409	60	29	31	(13)	(4)	(1)
Israel		724	—	724	79	37	42	(1)	(8)	1
Rest of EMEA		784	—	784	155	47	108	(8)	(7)	(5)
SCA&C
Colombia 1		468	(2)	466	65	27	38	(11)	(4)	(15)
Panama 1		148	(23)	125	29	17	12	(2)	(1)	—
Caribbean TCL 2		330	(21)	309	87	20	67	(18)	(3)	(4)
Rest of SCA&C 1		302	(1)	301	54	16	38	(5)	(2)	—

Reportable segments				15,732	3,378	1,108	2,270	(149)	(177)	(315)
Other activities 3				468	(300)	142	(442)	142	(378)	(64)

Consolidated	$			16,200	3,078	1,250	1,828	(7)	(555)	(379)

2023		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	5,060	(205)	4,855	1,488	221	1,267	(59)	(39)	105
United States		5,338	—	5,338	1,040	483	557	(31)	(75)	(30)
EMEA
United Kingdom		992	—	992	193	72	121	(6)	(14)	(17)
France		842	—	842	53	54	(1)	(39)	(15)	(1)
Germany		497	(50)	447	37	32	5	(3)	(2)	(5)
Poland		467	(1)	466	72	24	48	1	(2)	2
Spain		449	(38)	411	71	31	40	3	(2)	1
Israel		794	—	794	90	33	57	5	(6)	1
Rest of EMEA		770	(4)	766	147	48	99	(7)	(6)	(6)
SCA&C
Colombia 1		458	—	458	62	25	37	(19)	(6)	(1)
Panama 1		158	(26)	132	35	17	18	(2)	—	—
Caribbean TCL 2		329	(12)	317	78	20	58	(17)	(2)	(2)
Rest of SCA&C 1		285	—	285	54	11	43	(10)	(1)	1

Reportable segments				16,103	3,420	1,071	2,349	(184)	(170)	48
Other activities 3				451	(271)	119	(390)	(27)	(369)	(32)

Consolidated	$			16,554	3,149	1,190	1,959	(211)	(539)	16

2022		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	3,842	(200)	3,642	1,133	172	961	(69)	(28)	32
United States		5,038	(4)	5,034	762	455	307	(205)	(55)	(21)
EMEA
United Kingdom		982	—	982	195	60	135	(8)	(8)	(8)
France		781	—	781	63	50	13	1	(10)	2
Germany		485	(46)	439	40	28	12	2	(2)	(3)
Poland		419	(4)	415	64	22	42	1	(2)	4
Spain		382	(36)	346	6	28	(22)	(113)	(2)	2
Israel		840	—	840	112	46	66	5	(4)	—
Rest of EMEA		707	(1)	706	116	55	61	(10)	(4)	2
SCA&C
Colombia 1		429	—	429	61	24	37	12	(7)	22
Panama 1		149	(34)	115	28	16	12	(2)	—	—
Caribbean TCL 2		302	(8)	294	74	17	57	(19)	(4)	(1)
Rest of SCA&C 1		271	(1)	270	53	11	42	(2)	(2)	(5)

Reportable segments				14,293	2,707	984	1,723	(407)	(128)	26
Other activities 3				413	(274)	88	(362)	(81)	(377)	146

Consolidated	$			14,706	2,433	1,072	1,361	(488)	(505)	172

1
Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Nicaragua and, until September 10, 2024, of the operations in Guatemala and, until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2024 and 2023, there was a non-controlling
interest in CLH of 0.16% and 0.50%, respectively (note 21.4).

2
The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2024 and 2023, there was a non-controlling
interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).

3
In regards of external revenues, refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit and, in the rest of the captions, refers to Cemex’s corporate activities.

Summary of Balance sheet Information by Reportable Segment
As of December 31, 2024 and 2023, the selected statement of financial position information by reportable segment was as follows:

2024		Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Capital expenditures 1
Mexico	$	—	4,155	4,155	1,693	2,462	315
United States		285	12,700	12,985	2,903	10,082	486
EMEA
United Kingdom		6	1,386	1,392	848	544	65
France		38	820	858	412	446	52
Germany		3	487	490	279	211	36
Poland		—	426	426	138	288	38
Spain		—	637	637	234	403	41
Israel		—	895	895	540	355	57
Rest of EMEA		10	732	742	316	426	79
SCA&C
Colombia		—	954	954	280	674	105
Panama		—	281	281	73	208	13
Caribbean TCL		—	511	511	238	273	50
Rest of SCA&C		—	234	234	85	149	21

Reportable segments		342	24,218	24,560	8,039	16,521	1,358
Other activities		411	2,063	2,474	6,692	(4,218)	22
Assets held for sale		—	265	265	91	174	—

Consolidated	$	753	26,546	27,299	14,822	12,477	1,380

2023		Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Capital expenditures 1
Mexico	$	—	5,381	5,381	2,052	3,329	264
United States		216	12,782	12,998	2,770	10,228	521
EMEA
United Kingdom		6	1,484	1,490	960	530	107
France		41	922	963	467	496	44
Germany		3	506	509	289	220	47
Poland		—	415	415	153	262	44
Spain		—	666	666	212	454	38
Philippines		—	795	795	135	660	85
Israel		—	808	808	507	301	41
Rest of EMEA		11	852	863	329	534	75
SCA&C
Colombia		—	1,007	1,007	308	699	76
Panama		—	292	292	78	214	13
Caribbean TCL		—	478	478	207	271	18
Dominican Republic		—	233	233	95	138	16
Rest of SCA&C		—	280	280	111	169	25

Reportable segments		277	26,901	27,178	8,673	18,505	1,414
Other activities		452	754	1,206	7,644	(6,438)	3
Assets held for sale		—	49	49	—	49	—

Consolidated	$	729	27,704	28,433	16,317	12,116	1,417

1
Capital expenditures represent: a) the purchases of property, machinery and equipment, b) stripping costs, as well as c) assets for the right-of-use
incurred during the respective period (notes 15.1 and 15.2) and exclude increases in assets related to asset retirement obligations (note 18.3).

Summary of Revenues by Line of Business and Reportable Segment	Revenues including intragroup transactions and external customers by line of business and reportable segment for the years ended December 31, 2024, 2023 and 2022, were as follows:

2024		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	3,207	1,434	393	1,077	10	(1,376)	4,745
United States		1,905	2,905	1,374	658	1	(1,649)	5,194
EMEA
United Kingdom		285	292	379	208	24	(235)	953
France		—	568	339	17	—	(168)	756
Germany		210	141	84	67	54	(132)	424
Poland		381	197	52	8	1	(97)	542
Spain		325	117	45	27	—	(105)	409
Israel		—	592	190	113	—	(171)	724
Rest of EMEA		540	318	57	18	19	(168)	784
SCA&C
Colombia		318	178	50	56	24	(160)	466
Panama		112	33	8	15	4	(47)	125
Caribbean TCL		316	5	9	1	3	(25)	309
Rest of SCA&C		269	9	5	25	1	(8)	301

Reportable segments		7,868	6,789	2,985	2,290	141	(4,341)	15,732
Other activities		—	—	—	—	468	—	468

Consolidated	$							16,200

2023		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	3,378	1,397	399	1,163	13	(1,495)	4,855
United States		1,988	3,070	1,347	694	14	(1,775)	5,338
EMEA
United Kingdom		315	344	376	201	22	(266)	992
France		—	656	356	17	—	(187)	842
Germany		227	171	91	38	62	(142)	447
Poland		331	169	44	6	—	(84)	466
Spain		326	119	41	25	—	(100)	411
Israel		—	662	200	116	2	(186)	794
Rest of EMEA		551	288	52	17	23	(165)	766
SCA&C
Colombia		316	163	48	54	22	(145)	458
Panama		128	30	9	12	4	(51)	132
Caribbean TCL		316	5	8	1	4	(17)	317
Rest of SCA&C		253	9	5	25	1	(8)	285

Reportable segments		8,129	7,083	2,976	2,369	167	(4,621)	16,103
Other activities		—	—	—	—	451	—	451

Consolidated	$							16,554

2022		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	2,663	925	261	843	14	(1,064)	3,642
United States		2,017	2,871	1,202	697	12	(1,765)	5,034
EMEA
United Kingdom		312	329	371	206	27	(263)	982
France		—	622	332	15	—	(188)	781
Germany		220	186	81	32	71	(151)	439
Poland		282	160	41	4	1	(73)	415
Spain		281	99	34	25	—	(93)	346
Israel		—	718	213	97	21	(209)	840
Rest of EMEA		504	260	48	18	26	(150)	706
SCA&C
Colombia		296	137	40	62	19	(125)	429
Panama		119	27	7	13	2	(53)	115
Caribbean TCL		297	4	6	2	5	(20)	294
Rest of SCA&C		245	9	3	19	1	(7)	270

Reportable segments		7,236	6,347	2,639	2,033	199	(4,161)	14,293
Other activities		—	—	—	—	413	—	413

Consolidated	$							14,706